Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through other comprehensive income [Abstract]
Summary of financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income by type
in EUR million	2023	2022
Equity securities	1,885	1,887
Debt securities [1]	38,281	29,095
Loans and advances [1]	951	643
	41,116	31,625
1 Debt securities include an amount of EUR -13 million (2022: EUR -21 million) and the Loans and advances includes EUR -8 million
(2022: EUR -1 million) of Loan loss provisions.

Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income

Equity securities designated as at fair value through other comprehensive income
	Carrying value	Carrying value	Dividend income	Dividend income
in EUR million	2023	2022	2023	2022
Investment in Bank of Beijing	1,590	1,614	98	111
Other Investments	295	273	7	38
	1,885	1,887	105	149

Summary of changes in fair value through other comprehensive income financial assets

Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments [1]		Total
in EUR million	2023	2022	2023	2022	2023	2022
Opening balance as at 1 January	1,887	2,457	29,739	28,178	31,625	30,635
Additions	28	17	19,967	18,789	19,995	18,806
Amortisation			31	-18	31	-18
Transfers and reclassifications	5	10			5	10
Changes in unrealised revaluations [2]	68	-65	657	-3,230	725	-3,295
Impairments			-1		-1
Reversals of impairments			6	3	6	3
Disposals and redemptions	-2	-492	-11,912	-14,034	-11,913	-14,526
Exchange rate differences	-100	-39	751	49	651	10
Changes in the composition of the group and other changes			-6	1	-6	1
Closing balance	1,885	1,887	39,231	29,739	41,116	31,625
1Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.
2Changes in unrealised revaluations of FVOCI debt instruments include changes on hedged items which are recognized in the statement of profit or loss. Reference is made to Note 19 'Equity' for details on the changes in revaluation reserve.